Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases Disclosures [Abstract]
Schedule of information related to lease payments and lease liabilities

Information related to lease payments and lease liabilities
(in USD million)		2024		2023

Lease liabilities at 1 January		3,570		3,668
New leases, including remeasurements and cancellations		1,595		1,379
Gross lease payments	(1,682)		(1,590)
Lease interest	167		139
Lease repayments	(1,515)	(1,515)	(1,452)	(1,452)
Foreign currency translation effects		(141)		(25)

Lease liabilities at 31 December		3,510		3,570

Current lease liabilities		1,249		1,279
Non-current lease liabilities		2,261		2,290

Schedule of non-current lease liabilities maturity profile

Non-current lease liabilities maturity profile
	At 31 December
(in USD million)	2024	2023

Year 2 and 3	1,165	1,343
Year 4 and 5	431	470
After 5 years	665	478

Total repayment of non-current lease liabilities	2,261	2,290